DEFERRED COMPENSATION PLAN (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DEFERRED COMPENSATION PLAN
Liability for vested benefits under the plan	$ 545,000	$ 638,000
Cash surrender value of life insurance policies of the plan participants	1,545,000	1,626,000
Deferred compensation expense	$ 30,000	$ 35,000	$ 43,000
Minimum
DEFERRED COMPENSATION PLAN
Original contractual term	10 years
Maximum
DEFERRED COMPENSATION PLAN
Original contractual term	15 years